UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5126

Seligman New Jersey Municipal Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York  10017

(Address of principal executive offices)  (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York  10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 850-1864

Date of fiscal year end:  9/30

Date of reporting period:  3/31/07

FORM N-CSR

ITEM 1.

REPORTS TO STOCKHOLDERS.

The semi-annual report of Seligman New Jersey Municipal Fund is included in the following combined semi-annual report of Seligman Municipal Funds.

Seligman Municipal Funds

Seligman Municipal Series Trust
•	California High-Yield Fund
•	California Quality Fund
•	Florida Fund
•	North Carolina Fund
Seligman New Jersey Municipal Fund, Inc.
Seligman Pennsylvania Municipal Fund Series

Mid-Year Report
March 31, 2007

Seeking Income Exempt
From Regular Income Tax

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising securities and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix®; asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To the Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series for the six months ended March 31, 2007. The report contains each Fund’s investment results, financial statements, and portfolio of investments on March 31, 2007.

Thank you for your continued support of Seligman Municipal Funds. We look forward to providing you with the investment experience, insight, and solutions to help you seek your financial goals for many years to come.

By order of the Boards of Directors and Trustees,

William C. Morris Chairman

Brian T. Zino President

May 18, 2007

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450 Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777 Retirement Plan Services
100 Park Avenue	New York, NY 10017	(212) 682-7600 Outside the United States
New York, NY 10017		(800) 622-4597 24-Hour Automated
	Mail Inquiries To:	Telephone Access Service
General Distributor	P.O. Box 9759
Seligman Advisors, Inc.	Providence, RI 02940-9759
100 Park Avenue
New York, NY 10017	General Counsel
Sullivan & Cromwell LLP

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each of the four Funds of Seligman Municipal Series Trust (which consists of the California High-Yield Fund, California Quality Fund, Florida Fund, and North Carolina Fund), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month end will be available at www.seligman.com[1] by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Funds would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results
California High-Yield Fund

Total Returns For Periods Ended March 31, 2007
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.52)%	0.16%	4.29%	4.91%	n/a
Without Sales Charge	2.35	5.20	5.31	5.43	n/a
Class C
With Sales Charge and CDSC‡	(0.17)	2.16	4.17	n/a	3.85%
Without Sales Charge and CDSC	1.89	4.25	4.37	n/a	3.99
Class D
With 1% CDSC	0.89	3.25	n/a	n/a	n/a
Without CDSC	1.89	4.25	4.37	4.48	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39 #
Lipper California Municipal Debt Funds Average	1.85	5.33	5.58	5.46	4.66

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$6.62	$6.60	$6.56
Class C	6.63	6.61	6.57
Class D	6.63	6.61	6.57

Holdings by Market Sectorø
Revenue Bonds	67%
General Obligation Bondsøø	33

Weighted Average Maturity[3]	19.6 years
Option-Adjusted Duration[3]	4.5 years

Dividend Per Share and Yield Information For Periods Ended March 31, 2007
	Dividend†	SEC 30-Day Yield††
Class A	$0.134	3.26%
Class C	0.104	2.49
Class D	0.104	2.52

Holdings by Credit Quality2ø
AAA	11%
AA	19
A	44
BBB	16
Non-rated	10

_________
See footnotes on page 5.

Performance and Portfolio Overview

Investment Results
California Quality Fund

Total Returns For Periods Ended March 31, 2007
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.41)%	(1.26)%	3.60%	4.62%	n/a
Without Sales Charge	1.35	3.62	4.62	5.12	n/a
Class C
With Sales Charge and CDSC‡	(1.13)	0.66	3.46	n/a	3.52%
Without Sales Charge and CDSC	0.90	2.71	3.68	n/a	3.65
Class D
With 1% CDSC	(0.09)	1.72	n/a	n/a	n/a
Without CDSC	0.90	2.71	3.68	4.19	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39 #
Lipper California Municipal Debt Funds Average	1.85	5.33	5.58	5.46	4.66

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$6.63	$6.69	$6.68
Class C	6.60	6.66	6.65
Class D	6.60	6.66	6.65

Holdings by Market Sectorø
Revenue Bonds	73%
General Obligation Bondsøø	27

Weighted Average Maturity[3]	16.0 years
Option-Adjusted Duration[3]	4.0 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.136	$0.013	3.17%
Class C	0.106	0.013	2.41
Class D	0.106	0.013	2.42

Holdings by Credit Quality 2ø
AAA	66%
AA	13
A	21

Florida Fund

Total Returns For Periods Ended March 31, 2007
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.38)%	(1.32)%	3.41%	4.69%	n/a
Without Sales Charge	1.47	3.64	4.41	5.20	n/a
Class C
With Sales Charge and CDSC‡	(1.05)	0.70	3.41	n/a	3.58%
Without Sales Charge and CDSC	0.96	2.73	3.62	n/a	3.72
Class D
With 1% CDSC	(0.03)	1.74	n/a	n/a	n/a
Without CDSC	0.96	2.73	3.62	4.39	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39 #
Lipper Florida Municipal Debt Funds Average	1.67	5.05	5.29	5.25	4.39

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.71	$7.77	$7.77
Class C	7.72	7.79	7.79
Class D	7.72	7.79	7.79

Holdings by Market Sectorø
Revenue Bonds	52%
General Obligation Bondsøø	48

Weighted Average Maturity[3]	9.9 years
Option-Adjusted Duration[3]	3.5 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.163	$0.010	3.18%
Class C	0.134	0.010	2.57
Class D	0.134	0.010	2.60

Holdings by Credit Quality 2ø
AAA	69%
AA	14
A	17

_________
See footnotes on page 5.

Performance and Portfolio Overview

Investment Results
North Carolina Fund

Total Returns For Periods Ended March 31, 2007
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A

With Sales Charge	(3.63)%	(0.92)%	3.12%	4.22%	n/a
Without Sales Charge	1.16	4.05	4.14	4.73	n/a
Class C
With Sales Charge and CDSC‡	(1.34)	1.11	3.15	n/a	3.22%
Without Sales Charge and CDSC	0.65	3.15	3.37	n/a	3.35
Class D
With 1% CDSC	(0.21)	2.29	n/a	n/a	n/a
Without CDSC	0.78	3.28	3.37	3.94	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39 #
Lipper North Carolina Municipal Debt Funds Average	1.44	4.40	4.50	4.84	4.24

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.75	$7.86	$7.77
Class C	7.74	7.86	7.77
Class D	7.74	7.85	7.76

Holdings By Market Sectorø
Revenue Bonds	51%
General Obligation Bondsøø	49

Weighted Average Maturity[3]	11.9 years
Option-Adjusted Duration[3]	6.4 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.127	$0.073	2.86%
Class C	0.098	0.073	2.23
Class D	0.098	0.073	2.26

Holdings by Credit Quality2ø
AAA	72%
AA	21
A	7

New Jersey Fund

Total Returns For Periods Ended March 31, 2007
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A

With Sales Charge	(3.39)%	(1.28)%	3.30%	4.34%	n/a
Without Sales Charge	1.46	3.69	4.30	4.84	n/a
Class C
With Sales Charge and CDSC‡	(1.00)	0.78	3.28	n/a	3.25%
Without Sales Charge and CDSC	1.05	2.85	3.47	n/a	3.39
Class D
With 1% CDSC	0.06	1.85	n/a	n/a	n/a
Without CDSC	1.05	2.85	3.47	4.04	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39 #
Lipper New Jersey Municipal Debt Funds Average	1.84	5.44	5.47	5.20	4.45

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.31	$7.37	$7.36
Class C	7.41	7.47	7.46
Class D	7.41	7.47	7.46

Holdings by Market Sectorø
Revenue Bonds	71%
General Obligation Bondsøø	29
Weighted Average Maturity[3]	15.7 years
Option-Adjusted Duration[3]	3.1 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.147	$0.020	2.97%
Class C	0.118	0.020	2.33
Class D	0.118	0.020	2.35

Holdings by Credit Quality2ø
AAA	67%
AA	4
A	25
BBB	4

_________
See footnotes on page 5.

Performance and Portfolio Overview

Investment Results
Pennsylvania Fund
Total Returns For Periods Ended March 31, 2007
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.81)%	(1.30)%	2.97%	4.23%	n/a
Without Sales Charge	0.97	3.65	3.99	4.73	n/a
Class C
With Sales Charge and CDSC‡	(1.53)	0.72	2.96	n/a	3.09%
Without Sales Charge and CDSC	0.47	2.76	3.17	n/a	3.23
Class D
With 1% CDSC	(0.52)	1.76	n/a	n/a	n/a
Without CDSC	0.47	2.76	3.17	3.91	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39 #
Lipper Pennsylvania Municipal Debt Funds Average	1.73	4.99	5.32	5.09	4.46

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.79	$7.84	$7.77
Class C	7.76	7.82	7.75
Class D	7.76	7.82	7.75

Holdings by Market Sectorø
Revenue Bonds	61%
General Obligation Bondsøø	39
Weighted Average Maturity[3]	13.3 years
Option-Adjusted Duration[3]	5.9 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2007
	Dividend†	SEC 30-Day Yield††
Class A	$0.126	2.99%
Class C	0.097	2.37
Class D	0.097	2.40

Holdings by Credit Quality2ø
AAA	79%
AA	17
Non-rated	4

_____________
1	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Funds’ prospectus or the statements of additional information.

2	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. ("Moody’s") where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services ("S&P") were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change

3	Excludes variable rate demand notes. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any.

*	Returns for periods of less than one year are not annualized.

**	The Lehman Brothers Municipal Bond Index ("Lehman Index") and the Lipper Single-State Municipal Debt Funds Averages ("Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Single-State Municipal Debt Funds Averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or average.

‡	The CDSC is 1% if you sell your shares within 18 months.

#	From 5/28/99.

ø	Percentages based on current market values of long-term holdings at March 31, 2007.

øø	Includes pre-refunded and escrowed-to-maturity securities.

†	Represents per share amount paid or declared for the six months ended March 31, 2007.

††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2007, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Fund	3.16%	2.39%	2.42%
Florida Fund	3.03	2.42	2.45

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees (if applicable), distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of October 1, 2006 and held for the entire six-month period ended March 31, 2007.

Actual Expenses

The following tables provide information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The tables also provide information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 10/1/06	Annualized Expense Ratio*	Ending Account Value 3/31/07	Expenses Paid During Period** 10/1/06 to 3/31/07	Ending Account Value 3/31/07	Expenses Paid During Period** 10/1/06 to 3/31/07
California High-Yield Fund
Class A	$1,000.00	0.85%	$1,023.50	$4.29	$1,020.69	$4.28
Class C	1,000.00	1.75	1,018.90	8.81	1,016.21	8.80
Class D	1,000.00	1.75	1,018.90	8.81	1,016.21	8.80
California Quality Fund
Class A	1,000.00	0.90	1,013.50	4.52	1,020.44	4.53
Class C	1,000.00	1.80	1,009.00	9.02	1,015.96	9.05
Class D	1,000.00	1.80	1,009.00	9.02	1,015.96	9.05
Florida Fund
Class A	1,000.00	0.98	1,014.70	4.92	1,020.04	4.94
Class C	1,000.00	1.73	1,009.60	8.67	1,016.31	8.70
Class D	1,000.00	1.73	1,009.60	8.67	1,016.31	8.70
North Carolina Fund
Class A	1,000.00	1.26	1,011.60	6.32	1,018.65	6.34
Class C	1,000.00	2.01	1,006.50	10.06	1,014.91	10.10
Class D	1,000.00	2.01	1,007.80	10.06	1,014.91	10.10
New Jersey Fund
Class A	1,000.00	1.15	1,014.60	5.78	1,019.20	5.79
Class C	1,000.00	1.90	1,010.50	9.52	1,015.46	9.55
Class D	1,000.00	1.90	1,010.50	9.52	1,015.46	9.55
Pennsylvania Fund
Class A	1,000.00	1.29	1,009.70	6.46	1,018.50	6.49
Class C	1,000.00	2.05	1,004.70	10.25	1,014.71	10.30
Class D	1,000.00	2.05	1,004.70	10.25	1,014.71	10.30

____________
*	Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Funds’ prospectus for a description of each share class and its fees, expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield and Florida Funds, respectively. Absent such waivers, the expense ratios and expenses paid for the period would have been higher.

**	Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the the period October 1, 2006 to March 31, 2007, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2007

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.50% due 12/1/2018*	Aa2	$1,030,200
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,049,960
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	NR	3,237,270
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	780,330
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,808,383
2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	2,313,721
650,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	652,288
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,610,300
1,000,000	California State GOs, 5.25% due 2/1/2025	A1	1,068,140
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,679,625
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,573,080
2,585,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,586,887
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Baa2	3,402,060
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,017,010
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A2	2,049,740
Total Municipal Bonds (Cost $30,210,844) — 90.5%			31,858,994
	Short-Term Holdings
1,590,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	1,590,000
100,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital), VRDN, due 7/1/2028	VMIG 1	100,000
300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	300,000
800,000	New York, NY City Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	800,000
Total Short-Term Holdings (Cost $2,790,000) — 7.9%			2,790,000
Total Investments (Cost $33,000,844) — 98.4%			34,648,994
Other Assets Less Liabilities — 1.6%			572,354
Net Assets — 100.0%			$35,221,348

_____________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2007

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	$3,099,990
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,038,140
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,084,930
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,113,520
235,000	California State GOs, 5.375% due 10/1/2027ø	A1	249,248
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	498,496
3,295,000	California State GOs, 5.375% due 10/1/2027ø	A1	3,489,207
1,750,000	California State University System Rev., 5% due 11/1/2027	Aaa	1,871,520
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,470,602
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,096,520
865,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026	Aaa	875,138
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	2,761,550
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,061,560
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,133,170
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5.375% due 9/1/2024	Aaa	4,065,280
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,074,140
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	540,970
2,720,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028ø	Aaa	2,795,480
1,530,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028	Aaa	1,563,737
Total Municipal Bonds (Cost $37,984,504) — 91.8%			39,883,198
	Short-Term Holdings
580,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	580,000
1,600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,600,000
200,000	New York, NY GOs, VRDN, due 8/1/2010	VMIG 1	200,000
600,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	600,000
Total Short-Term Holdings (Cost $2,980,000) — 6.8%			2,980,000
Total Investments (Cost $40,964,504) — 98.6%			42,863,198
Other Assets Less Liabilities — 1.4%			589,135
Net Assets — 100.0%			$43,452,333

_____________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2007

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026 *	Aaa	$2,086,260
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,862,437
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	70,109
330,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032 *	Aaa	339,768
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027 *	Aaa	2,529,975
1,000,000	Florida State Board of Education GOs (Public Education Capital Outlay), 5% due 6/1/2025	Aa1	1,070,740
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5.25% due 10/1/2023 *	Aaa	2,030,940
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa	2,120,400
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	2,078,300
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A2	1,920,170
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,186,420
1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	AAA‡	1,116,617
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aaa	233,875
600,000	South Florida Water Management District, Master Lease Purchase Agreement Rev., 5% due 10/1/2026	Aaa	635,364
1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	Aaa	1,065,380
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	Aaa	1,899,048
Total Municipal Bonds (Cost $22,142,279) — 84.3%			23,245,803
	Short-Term Holdings
2,000,000	Dade County, FL Public Improvement GOs, 5.75% due 10/1/2016ø	Aaa	2,020,100
1,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041ø	Aa2	1,009,180
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.875% due 2/1/2036ø	A1	2,021,680
Total Short-Term Holdings (Cost $4,961,810) — 18.3%			5,050,960
Total Investments (Cost $27,104,089) — 102.6%			28,296,763
Other Assets Less Liabilities — (2.6)%			(716,200)
Net Assets — 100.0%			$27,580,563

__________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2007

North Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$750,000	Appalachian State University General and Refunding Rev. (The Board of Governors of the University of North Carolina ), 5% due 7/15/2023	Aaa	$797,543
1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	1,336,787
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	729,539
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡	1,079,220
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,321,200
750,000	Durham County, NC GOs Public Improvement, 5% due 6/1/2022	Aaa	809,445
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	786,097
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	Aa2	233,097
750,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aaa	795,105
155,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	160,986
750,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aaa	810,165
750,000	North Carolina Medical Care Commission Health System Rev. (Mission Health Combined Group), 5% due 10/1/2024	Aa3	793,995
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,527,210
1,750,000	North Carolina Municipal Power Agency No. 1 Rev. (Catawba Electric), 5% due 1/1/2020 † †	Aaa	1,917,335
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,076,160
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. ( Carolina Power & Light), 5.375% due 2/1/2017	A3	1,059,920
750,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa	796,417
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	266,080
Total Municipal Bonds (Cost $15,400,183) — 97.2%			16,296,301
	Short-Term Holdings
200,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	200,000
Total Short-Term Holdings (Cost $200,000) — 1.2%			200,000
Total Investments (Cost $15,600,183) — 98.4%			16,496,301
Other Assets Less Liabilities — 1.6%			274,743
Net Assets — 100.0%			$16,771,044

__________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2007

New Jersey Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware ), 5.75% due 1/1/2029ø	Aaa	$2,127,020
3,000,000	New Jersey Economic Development Authority Natural Gas Facilities Rev. (NUI Corporation Projects), 5.70% due 6/1/2032 *	Aaa	3,067,410
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Aaa	1,059,750
2,900,000	New Jersey Economic Development Authority Sewage Facilities Rev. (Anheuser-Busch Project), 5.85% due 12/1/2030 *	A1	2,933,002
1,500,000	New Jersey Economic Development Authority State Lease Rev. (Liberty State Park Project), 5% due 3/1/2027	Aaa	1,585,260
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032 *	Aaa	3,095,910
2,000,000	New Jersey Educational Facilities Financing Authority Rev. (Institute for Advanced Study), 5% due 7/1/2021ø	Aaa	2,033,880
2,000,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center ), 5.75% due 7/1/2025	A2	2,143,640
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,585,828
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/1/2024	Aaa	2,345,110
2,500,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,654,050
235,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aaa	243,989
1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/1/2031*	Aaa	1,555,530
1,000,000	New Jersey Transportation Trust Fund Authority Rev., 5% due 12/15/2021ø	Aaa	1,056,090
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Baa2	1,134,020
1,300,000	Rutgers State University, NJ, 5.20% due 5/1/2027	Aa3	1,327,026
Total Municipal Bonds (Cost $29,278,409) — 89.1%			30,947,515
	Short-Term Holdings
900,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	900,000
2,500,000	Middletown Twp., NJ Board of Education School GOs, 5.80% due 8/1/2019ø	Aaa	2,517,475
Total Short-Term Holdings (Cost $3,391,107) — 9.8%			3,417,475
Total Investments (Cost $32,669,516) — 98.9%			34,364,990
Other Assets Less Liabilities — 1.1%			369,257
Net Assets — 100.0%			$34,734,247

__________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2007

Pennsylvania Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aaa	$1,086,610
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	Aaa	1,076,190
1,100,000	Butler County, PA GOs, 5.25% due 7/15/2023ø	Aaa	1,193,577
500,000	Delaware County Authority, PA University Rev. (Villanova University ), 5% due 8/1/2024	Aaa	530,025
1,000,000	Delaware River Port Authority Rev. ( Pennsylvania and New Jersey Port District Project), 5.625% due 1/1/2026	Aaa	1,046,140
1,000,000	Delaware Valley, PA Regional Finance Authority (Local Government Rev.), 7.75% due 7/1/2027	Aaa	1,415,400
1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aaa	1,065,260
1,000,000	Pennsylvania Economic Developmental Financing Authority Rev., (The Procter & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	1,122,600
800,000	Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), 5% due 7/15/2023	Aa2	847,248
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022	Aaa	1,072,649
750,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	Aaa	770,130
1,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016ø	Aaa	1,089,580
1,000,000	Pennsylvania State Turnpike Commission Rev. (Registration Fee), 5% due 7/15/2041ø	Aaa	1,060,460
750,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	796,530
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5.50% due 9/1/2018	Aaa	1,016,830
450,000	Philadelphia, PA Redevelopment Authority Rev. (Home Mortgage), 9% due 6/1/2017††	NR	628,609
Total Municipal Bonds (Cost $14,695,390) — 97.2%			15,817,838
	Short-Term Holding
225,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	225,000
Total Short-Term Holding (Cost $225,000) — 1.4%			225,000
Total Investments (Cost $14,920,390) — 98.6%			16,042,838
Other Assets Less Liabilities — 1.4%			232,226
Net Assets — 100.0%			$16,275,064
____________
†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2007

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$31,858,994	$39,883,198	$23,245,803	$16,296,301	$30,947,515	$15,817,838
Short-term holdings	2,790,000	2,980,000	5,050,960	200,000	3,417,475	225,000
Total investments*	34,648,994	42,863,198	28,296,763	16,496,301	34,364,990	16,042,838
Cash**	289,272	101,637	18,909	77,257	76,727	55,461
Interest receivable	479,428	623,756	584,288	224,606	521,981	230,903
Expenses prepaid to shareholder service agent	1,884	2,294	1,474	901	1,802	901
Receivable for Shares of Beneficial Interest/Capital
Stock sold	—	109	6,191	23,803	440	—
Other	3,731	4,407	3,819	2,256	10,290	6,338
Total Assets	35,423,309	43,595,401	28,911,444	16,825,124	34,976,230	16,336,441

Liabilities:
Payable for Shares of Beneficial Interest/Capital Stock
repurchased	102,462	24,005	105,342	2,000	140,512	3,687
Dividends payable	51,646	67,086	43,559	21,296	54,137	20,031
Management fee payable	12,406	19,138	8,580	7,376	15,340	7,193
Distribution and service (12b-1) fees payable	7,513	5,949	8,695	4,751	9,507	4,280
Payable for securities purchased	—	—	1,138,654	—	—	—
Accrued expenses and other	27,934	26,890	26,051	18,657	22,487	26,186
Total Liabilities	201,961	143,068	1,330,881	54,080	241,983	61,377
Net Assets	$35,221,348	$43,452,333	$27,580,563	$16,771,044	$34,734,247	$16,275,064

Composition of Net Assets:
Shares of Beneficial Interest/Capital Stock, at $0.001
par value:
Class A	$4,478	$6,158	$3,076	$1,957	$4,295	$1,959
Class C	407	261	345	145	341	73
Class D	435	142	157	63	112	59
Additional paid-in capital	33,449,444	41,264,690	26,179,256	15,813,904	32,943,680	15,067,511
Undistributed net investment income	50,913	224,441	100,979	60,060	91,382	95,803
Undistributed/accumulated net realized gain (loss)	67,521	57,947	104,076	(1,203)	(1,037)	(12,789)
Net unrealized appreciation of investments	1,648,150	1,898,694	1,192,674	896,118	1,695,474	1,122,448
Net Assets	$35,221,348	$43,452,333	$27,580,563	$16,771,044	$34,734,247	$16,275,064

Net Assets
Class A	$29,642,674	$40,797,251	$23,700,424	$15,160,131	$31,379,578	$15,247,990
Class C	$2,695,239	$1,719,739	$2,667,296	$1,122,503	$2,527,337	$569,086
Class D	$2,883,435	$935,343	$1,212,843	$488,410	$827,332	$457,988
Shares of Beneficial Interest/ Capital Stock Outstanding:
Class A	4,478,002	6,157,980	3,075,651	1,956,548	4,295,187	1,958,491
Class C	406,715	260,564	345,368	145,021	341,069	73,340
Class D	435,064	141,744	157,053	63,132	111,655	58,985

Net Asset Value per Share:
Class A	$6.62	$6.63	$7.71	$7.75	$7.31	$7.79
Class C	$6.63	$6.60	$7.72	$7.74	$7.41	$7.76
Class D	$6.63	$6.60	$7.72	$7.74	$7.41	$7.76

___________
* Cost of total investments	$33,000,844	$40,964,504	$27,104,089	$15,600,183	$32,669,516	$14,920,390
** Includes restricted cash of	$5,300	$6,300	$2,000	—	$5,000	$4,000
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2007

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Investment Income:
Interest	$903,095	$1,137,615	$773,598	$398,993	$934,435	$407,776
Expenses:
Management fees	88,925	111,395	73,151	42,345	89,335	42,955
Distribution and service (12b-1) fees	43,050	34,976	51,712	27,218	59,081	25,176
Shareholder account services	29,164	36,315	24,484	14,267	31,195	15,715
Auditing fees	13,356	11,794	11,794	9,045	12,650	12,040
Registration	5,587	5,418	4,850	6,075	7,013	4,555
Custody and related services	3,838	1,696	3,328	914	1,432	933
Shareholder reports and communications	1,039	1,019	908	1,678	5,367	140
Legal fees	4,564	5,411	5,218	6,454	8,245	9,514
Directors’/Trustees’ fees and expenses	2,951	3,068	2,849	2,695	3,467	3,211
Miscellaneous	2,547	3,007	2,357	1,721	2,741	1,732
Total Expenses Before Management Fee Waiver	195,021	214,099	180,651	112,412	220,526	115,971
Fee waiver (Note 4)	(17,785)	—	(21,945)	—	—	—
Total Expenses After Management Fee Waiver	177,236	214,099	158,706	112,412	220,526	115,971
Net Investment Income	725,859	923,516	614,892	286,581	713,909	291,805
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	67,521	208,193	104,226	—	—	(8,460)
Net change in unrealized appreciation of investments	(19,401)	(552,647)	(315,804)	(109,771)	(205,852)	(129,859)
Net Gain (Loss) on Investments	48,120	(344,454)	(211,578)	(109,771)	(205,852)	(138,319)
Increase in Net Assets from Operations	$773,979	$579,062	$403,314	$176,810	$508,057	$153,486

__________
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	California High-Yield Fund		California Quality Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$725,859	$1,478,793	$923,516	$1,974,456
Net realized gain on investments	67,521	—	208,193	61,023
Net change in unrealized appreciation of investments	(19,401)	(126,060)	(552,647)	(626,045)
Increase in Net Assets from Operations	773,979	1,352,733	579,062	1,409,434

Distributions to Shareholders:
Net investment income:
Class A	(605,527)	(1,286,369)	(853,590)	(1,815,436)
Class C	(42,280)	(78,277)	(29,024)	(84,541)
Class D	(45,930)	(102,630)	(16,167)	(33,794)
Total	(693,737)	(1,467,276)	(898,781)	(1,933,771)
Net realized long-term gain on investments:
Class A	—	—	(81,972)	(218,450)
Class C	—	—	(3,623)	(15,057)
Class D	—	—	(2,002)	(5,019)
Total	—	—	(87,597)	(238,526)
Decrease in Net Assets from Distributions	(693,737)	(1,467,276)	(986,378)	(2,172,297)

Share Transactions:
Net proceeds from sales of shares	435,663	918,763	128,384	994,293
Investment of dividends	420,224	857,485	517,196	1,052,587
Exchanged from associated funds	—	418,403	234,462	470,492
Investment of gain distributions	—	—	61,687	163,236
Total	855,887	2,194,651	941,729	2,680,608
Cost of shares repurchased	(1,360,681)	(3,144,960)	(2,463,461)	(7,836,599)
Exchanged into associated funds	(138,874)	(45,370)	(71,527)	(95,898)
Total	(1,499,555)	(3,190,330)	(2,534,988)	(7,932,497)
Decrease in Net Assets from Share Transactions	(643,668)	(995,679)	(1,593,259)	(5,251,889)
Decrease in Net Assets	(563,426)	(1,110,222)	(2,000,575)	(6,014,752)
Net Assets:
Beginning of period	35,784,774	36,894,996	45,452,908	51,467,660
End of Period*	$35,221,348	$35,784,774	$43,452,333	$45,452,908

_____________
* Including undistrbuted net investment income	$50,913	$18,791	$224,441	$199,706

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Florida Fund		North Carolina Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$614,892	$1,316,386	$286,581	$609,462
Net realized gain on investments	104,226	59,991	—	131,413
Net change in unrealized appreciation of investments	(315,804)	(512,692)	(109,771)	(225,203)
Increase in Net Assets from Operations	403,314	863,685	176,810	515,672

Distributions to Shareholders:
Net investment income:
Class A	(529,992)	(1,141,090)	(249,111)	(544,819)
Class C	(49,642)	(118,535)	(14,228)	(32,215)
Class D	(21,440)	(40,492)	(6,154)	(13,740)
Total	(601,074)	(1,300,117)	(269,493)	(590,774)
Net realized long-term gain on investments:
Class A	(32,733)	(169,725)	(142,488)	(117,043)
Class C	(3,907)	(22,748)	(10,580)	(9,747)
Class D	(1,626)	(7,282)	(4,650)	(3,694)
Total	(38,266)	(199,755)	(157,718)	(130,484)
Decrease in Net Assets from Distributions	(639,340)	(1,499,872)	(427,211)	(721,258)

Share Transactions:
Net proceeds from sales of shares	334,359	1,132,226	14,089	414,666
Investment of dividends	347,579	715,536	168,768	375,230
Exchanged from associated funds	—	418,818	48,645	74,484
Investment of gain distributions	26,605	126,478	118,956	99,321
Total	708,543	2,393,058	350,458	963,701
Cost of shares repurchased	(2,854,704)	(4,633,215)	(411,234)	(2,129,581)
Exchanged into associated funds	(122,533)	(1,418,929)	(47,989)	(225,651)
Total	(2,977,237)	(6,052,144)	(459,223)	(2,355,232)
Decrease in Net Assets from Share Transactions	(2,268,694)	(3,659,086)	(108,765)	(1,391,531)
Decrease in Net Assets	(2,504,720)	(4,295,273)	(359,166)	(1,597,117)

Net Assets:
Beginning of period	30,085,283	34,380,556	17,130,210	18,727,327
End of Period*	$27,580,563	$30,085,283	$16,771,044	$17,130,210

___________
* Including undistrbuted net investment income	$100,979	$87,161	$60,060	$42,972

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New Jersey Fund		Pennsylvania Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$713,909	$1,504,009	$291,805	$630,478
Net realized gain (loss) on investments	—	79,319	(8,460)	(6,377)
Net change in unrealized appreciation of investments	(205,852)	(530,794)	(129,859)	(97,278)
Increase in Net Assets from Operations	508,057	1,052,534	153,486	526,823

Distributions to Shareholders:
Net investment income:
Class A	(638,511)	(1,350,961)	(258,806)	(574,255)
Class C	(45,641)	(107,809)	(8,118)	(21,377)
Class D	(13,239)	(28,977)	(5,701)	(12,448)
Total	(697,391)	(1,487,747)	(272,625)	(608,080)
Net realized long-term gain on investments:
Class A	(87,975)	(197,192)	—	(142,134)
Class C	(8,786)	(19,471)	—	(7,201)
Class D	(2,220)	(5,070)	—	(3,844)
Total	(98,981)	(221,733)	—	(153,179)
Decrease in Net Assets from Distributions	(796,372)	(1,709,480)	(272,625)	(761,259)

Share Transactions:
Net proceeds from sales of shares	400,370	1,566,868	177,510	678,797
Investment of dividends	476,867	992,574	185,033	393,186
Exchanged from associated funds	499,949	514,796	—	287,331
Investment of gain distributions	77,261	175,597	—	118,796
Total	1,454,447	3,249,835	362,543	1,478,110
Cost of shares repurchased	(1,921,766)	(5,225,637)	(1,920,801)	(2,919,549)
Exchanged into associated funds	(1,112,402)	(346,187)	(199,728)	(123,256)
Total	(3,034,168)	(5,571,824)	(2,120,529)	(3,042,805)
Decrease in Net Assets from Share Transactions	(1,579,721)	(2,321,989)	(1,757,986)	(1,564,695)
Decrease in Net Assets	(1,868,036)	(2,978,935)	(1,877,125)	(1,799,131)

Net Assets:
Beginning of period	36,602,283	39,581,218	18,152,189	19,951,320
End of Period*	$34,734,247	$36,602,283	$16,275,064	$18,152,189

____________
* Including undistrbuted net investment income	$91,382	$74,864	$95,803	$76,623

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified open-end management investment companies. The Trust consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.” Each Fund of the Trust, as well as the New Jersey Fund and the Pennsylvania Fund (each, a “Fund”, collectively, the “Funds”), offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Funds:

	a.	Security Valuation —Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the directors/trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

	b.	Federal Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2007, the interest rates paid on these notes ranged from 3.67% to 3.82%.

	d.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2007, distribution and service fees were the only class-specific expenses.

	e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

	f.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the insurance policies of the Trust, New Jersey Fund and Pennsylvania Fund.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Trust, the New Jersey Fund and the Pennsylvania Fund and provides the necessary personnel and facilities. Compensation of all officers of the Trust, the New Jersey Fund and the Pennsylvania Fund, all directors/trustees of the Trust, the New Jersey Fund and the Pennsylvania Fund who are employees of the Manager, and all personnel of the Trust, the New Jersey Fund and the Pennsylvania Fund and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of

Notes to Financial Statements (unaudited)

each Fund’s average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the six months ended March 31, 2007 to limit the per annum fee of California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. For the six months ended March 31, 2007, the amounts of fees waived by the Manager for California High-Yield Fund and Florida Fund were $17,785 and $21,945, respectively.

For the six months ended March 31, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A and Class C shares. The following commissions were also paid to dealers for sales of Class A and Class C shares:

Fund	Commissions and Concessions Retained by Affiliate	Dealer Commissions
California High-Yield	$1,569	$9,631
California Quality	656	3,579
Florida	585	4,485
North Carolina	303	—
New Jersey	1,047	5,703
Pennsylvania	1,136	5,530

Each Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Funds monthly pursuant to the Plan. For the six months ended March 31, 2007, for California High-Yield Fund, California Quality Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund, fees incurred under the Plan aggregated to $14,932, $20,853, $31,106, $19,085, $40,423 and $19,608, respectively, or 0.10%, 0.10%, 0.25%, 0.25%, 0.25% and 0.24%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2007, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D
California High-Yield	$13,478	$14,640
California Quality	9,071	5,052
Florida	14,397	6,209
North Carolina	5,678	2,455
New Jersey	14,476	4,182
Pennsylvania	3,264	2,304

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2007, the Distributor and Seligman Services, Inc. received distribution and service fees as follows:

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
California High-Yield	$1,713	North Carolina	$1,431
California Quality	799	New Jersey	5,349
Florida	1,591	Pennsylvania	620

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended March 31, 2007, such charges amounted to $83 for California High-Yield Fund, $336 for Florida Fund, $36 for New Jersey Fund and $49 for Pennsylvania Fund.

For the six months ended March 31, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Funds’ directors/trustees as follows:

Fund		Fund
California High-Yield	$29,164	North Carolina	$14,267
California Quality	36,315	New Jersey	31,195
Florida	24,484	Pennsylvania	15,715

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Trust, New Jersey Fund and Pennsylvania Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2009, respectively. The obligation of a Guarantor to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2007, the potential obligations under the Guaranties were $13,400 for Seligman Municipal Series Trust, $3,900 for the New Jersey Fund and $2,000 for the Pennsylvania Fund.

As of March 31, 2007, no event has occurred which would result in the Guarantors becoming liable to make any payment under the Guaranties. Each Fund of the Trust would bear a portion of any payments made by the Trust under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors/trustees of the Trust, the New Jersey Fund and the Pennsylvania Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

Notes to Financial Statements (unaudited)

The Trust, New Jersey Fund, and Pennsylvania Fund have a compensation agreement under which directors/trustees who receive fees may elect to defer receiving such fees. Directors/trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’/trustees’ fees and expenses, and the accumulated balances thereof at March 31, 2007, are included in accrued expenses and other liabilities as follows:

Fund
California High-Yield	$197
California Quality	204
Florida	191
North Carolina	182
New Jersey	197
Pennsylvania	181

4.	Committed Line of Credit — The Trust, New Jersey Fund, and Pennsylvania Fund are each participants in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2007, the Funds did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term holdings, for the six months ended March 31, 2007, were as follows:

Fund	Purchases	Sales
California High-Yield	$1,073,680	$3,545,000
California Quality	1,882,423	4,080,000
Florida	3,889,196	4,358,392
North Carolina	797,798	20,000
Pennsylvania	—	1,229,673

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended March 31, 2007, and will vary from the final tax information as of the Funds’ year end.

At March 31, 2007, each Fund’s cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Fund by the tax deferral of losses on wash sales of $149,160. The tax basis cost of investments was as follows:
Fund	Tax Basis Cost
California High-Yield	$32,925,514
California Quality	40,920,463
Florida	27,044,201
North Carolina	15,545,243
New Jersey	32,589,896
Pennsylvania	14,824,583

At March 31, 2007, the tax basis components of accumulated earnings were as follows:

	California High-Yield	California Quality	Florida	North Carolina	New Jersey	Pennsylvania
Gross unrealized appreciation of portfolio securities	$1,726,676	$1,952,958	$1,261,009	$954,112	$1,775,094	$1,218,255
Gross unrealized depreciation of portfolio securities	(3,196)	(10,223)	(8,447)	(3,054)	—	—
Net unrealized appreciation of portfolio securities	1,723,480	1,942,735	1,252,562	951,058	1,775,094	1,218,255
Undistributed tax-exempt income	—	9,933	6,806	5,120	11,762	—
Undistributed net realized gain	69,400	228,414	138,361	—	—	5,999
Total accumulated earnings	$1,792,880	$2,181,082	$1,397,729	$956,178	$1,786,856	$1,224,254

Notes to Financial Statements (unaudited)

The tax characterization of distributions paid is as follows:

	Six Months Ended 3/31/07	Year Ended 9/30/06
Tax-exempt income:
California High-Yield	$667,441	$1,467,276
California Quality	898,781	1,933,771
Florida	601,074	1,300,117
North Carolina	269,493	590,774
New Jersey	697,391	1,487,747
Pennsylvania	253,833	608,080
Ordinary income:
California High-Yield	26,296	—
Pennsylvania	18,792	—
Long-term capital gains:
California Quality	87,597	238,526
Florida	38,266	199,755
North Carolina	157,718	130,484
New Jersey	98,981	221,733
Pennsylvania	—	153,179

7.	Share Transactions — At March 31, 2007, the Funds (with the exception of New Jersey Fund) had unlimited shares authorized. The New Jersey Fund had 100,000,000 shares authorized. Transactions in Shares of Beneficial Interest (for Funds of the Trust and Pennsylvania Fund) or Capital Stock were as follows:

California High Yield Fund
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	43,890	$290,908	36,481	$239,657
Investment of dividends	56,148	371,186	115,848	761,222
Exchanged from associated funds	—	—	3,816	24,994
Total	100,038	662,094	156,145	1,025,873
Cost of shares repurchased	(155,827)	(1,031,046)	(343,374)	(2,256,084)
Exchanged into associated funds	(20,495)	(134,903)	(3,495)	(23,000)
Total	(176,322)	(1,165,949)	(346,869)	(2,279,084)
Decrease	(76,284)	$(503,855)	(190,724)	$(1,253,211)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	21,856	$144,655	102,822	$675,111
Investment of dividends	4,418	29,246	6,850	45,095
Exchanged from associated funds	—	—	8,071	53,121
Total	26,274	173,901	117,743	773,327
Cost of shares repurchased	(20,259)	(134,362)	(90,288)	(592,805)
Increase	6,015	$39,539	27,455	$180,522

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	15	$100	604	$3,995
Investment of dividends	2,990	19,792	7,772	51,168
Exchanged from associated funds	—	—	51,584	340,288
Total	3,005	19,892	59,960	395,451
Cost of shares repurchased	(29,510)	(195,273)	(44,999)	(296,071)
Exchanged into associated funds	(602)	(3,971)	(3,405)	(22,370)
Total	(30,112)	(199,244)	(48,404)	(318,441)
Increase (decrease)	(27,107)	$(179,352)	11,556	$77,010

Notes to Financial Statements (unaudited)

California Quality Fund
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	13,623	$90,670	138,675	$929,493
Investment of dividends	73,196	486,611	147,576	987,536
Exchanged from associated funds	32,694	217,563	58,811	393,464
Investment of gain distributions	8,598	57,262	22,352	150,199
Total	128,111	852,106	367,414	2,460,692
Cost of shares repurchased	(315,343)	(2,097,533)	(952,575)	(6,377,975)
Exchanged into associated funds	(10,733)	(71,527)	(10,986)	(73,662)
Total	(326,076)	(2,169,060)	(963,561)	(6,451,637)
Decrease	(197,965)	$(1,316,954)	(596,147)	$(3,990,945)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	403	$2,681	1,909	$12,680
Investment of dividends	3,412	22,607	7,193	47,964
Exchanged from associated funds	2,550	16,899	—	—
Investment of gain distributions	513	3,408	1,564	10,479
Total	6,878	45,595	10,666	71,123
Cost of shares repurchased	(34,701)	(229,831)	(203,168)	(1,355,717)
Exchanged into associated funds	—	—	(1,091)	(7,297)
Total	(34,701)	(229,831)	(204,259)	(1,363,014)
Decrease	(27,823)	$(184,236)	(193,593)	$(1,291,891)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	5,292	$35,033	7,755	$52,120
Investment of dividends	1,204	7,978	2,562	17,087
Exchanged from associated funds	—	—	11,554	77,028
Investment of gain distributions	153	1,017	382	2,558
Total	6,649	44,028	22,253	148,793
Cost of shares repurchased	(20,578)	(136,097)	(15,472)	(102,907)
Exchanged into associated funds	—	—	(2,220)	(14,939)
Total	(20,578)	(136,097)	(17,692)	(117,846)
Increase (decrease)	(13,929)	$(92,069)	4,561	$30,947

Florida Fund
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,583	$174,815	99,799	$778,397
Investment of dividends	38,955	301,317	78,565	612,179
Exchanged from associated funds	—	—	49,489	385,250
Investment of gain distributions	2,880	22,322	13,326	104,198
Total	64,418	498,454	241,179	1,880,024
Cost of shares repurchased	(287,550)	(2,222,959)	(445,592)	(3,466,996)
Exchanged into associated funds	(15,842)	(122,533)	(181,520)	(1,418,929)
Total	(303,392)	(2,345,492)	(627,112)	(4,885,925)
Decrease	(238,974)	$(1,847,038)	(385,933)	$(3,005,901)

Notes to Financial Statements (unaudited)

Florida Fund (continued)
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,199	$9,265	22,227	$173,717
Investment of dividends	4,648	36,032	10,264	80,175
Exchanged from associated funds	—	—	—	—
Investment of gain distributions	421	3,271	2,277	17,831
Total	6,268	48,568	34,768	271,723
Cost of shares repurchased	(68,164)	(528,979)	(119,990)	(936,087)
Decrease	(61,896)	$(480,411)	(85,222)	$(664,364)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	19,352	$150,279	22,944	$180,112
Investment of dividends	1,319	10,230	2,969	23,182
Exchanged from associated funds	—	—	4,287	33,568
Investment of gain distributions	130	1,012	569	4,449
Total	20,801	161,521	30,769	241,311
Cost of shares repurchased	(13,277)	(102,766)	(29,480)	(230,132)
Increase	7,524	$58,755	1,289	$11,179

North Carolina Fund
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,367	$10,162	50,611	$398,533
Investment of dividends	20,583	160,390	45,275	353,338
Exchanged from associated funds	153	1,200	8,627	67,120
Investment of gain distributions	13,961	109,034	11,434	89,521
Total	36,064	280,786	115,947	908,512
Cost of shares repurchased	(46,768)	(365,210)	(255,223)	(1,986,911)
Exchanged into associated funds	(52)	(407)	(5,916)	(45,831)
Total	(46,820)	(365,617)	(261,139)	(2,032,742)
Decrease	(10,756)	$(84,831)	(145,192)	$(1,124,230)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	506	$3,927	2,065	$16,000
Investment of dividends	675	5,256	1,816	14,170
Exchanged from associated funds	—	—	—	—
Investment of gain distributions	949	7,401	979	7,659
Total	2,130	16,584	4,860	37,829
Cost of shares repurchased	(2,409)	(18,751)	(14,823)	(115,922)
Exchanged into associated funds	—	—	(22,937)	(179,820)
Total	(2,409)	(18,751)	(37,760)	(295,742)
Decrease	(279)	$(2,167)	(32,900)	$(257,913)

Notes to Financial Statements (unaudited)

North Carolina Fund (continued)
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	17	$133
Investment of dividends	401	3,122	991	7,722
Exchanged from associated funds	6,106	47,445	942	7,364
Investment of gain distributions	323	2,521	274	2,141
Total	6,830	53,088	2,224	17,360
Cost of shares repurchased	(3,487)	(27,273)	(3,414)	(26,748)
Exchanged into associated funds	(6,077)	(47,582)	—	—
Total	(9,564)	(74,855)	(3,414)	(26,748)
Decrease	(2,734)	$(21,767)	(1,190)	$(9,388)

New Jersey Fund
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	48,838	$357,824	172,278	$1,274,735
Investment of dividends	59,463	435,715	121,163	893,139
Exchanged from associated funds	68,482	499,949	33,719	248,536
Investment of gain distributions	9,308	68,323	21,018	155,309
Total	186,091	1,361,811	348,178	2,571,719
Cost of shares repurchased	(192,160)	(1,408,268)	(631,131)	(4,653,060)
Exchanged into associated funds	(104,208)	(763,895)	(12,448)	(91,512)
Total	(296,368)	(2,172,163)	(643,579)	(4,744,572)
Decrease	(110,277)	$(810,352)	(295,401)	$(2,172,853)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,665	$27,229	35,871	$267,960
Investment of dividends	3,791	28,184	9,763	72,954
Exchanged from associated funds	—	—	34,270	256,636
Investment of gain distributions	918	6,831	2,077	15,553
Total	8,374	62,244	81,981	613,103
Cost of shares repurchased	(60,881)	(452,504)	(62,531)	(466,938)
Exchanged into associated funds	(46,842)	(348,507)	(34,056)	(254,675)
Total	(107,723)	(801,011)	(96,587)	(721,613)
Decrease	(99,349)	$(738,767)	(14,606)	$(108,510)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,064	$15,317	3,218	$24,173
Investment of dividends	1,745	12,968	3,545	26,481
Exchanged from associated funds	—	—	1,287	9,624
Investment of gain distributions	283	2,107	633	4,735
Total	4,092	30,392	8,683	65,013
Cost of shares repurchased	(8,189)	(60,994)	(14,129)	(105,639)
Decrease	(4,097)	$(30,602)	(5,446)	$(40,626)

Notes to Financial Statements (unaudited)

Pennsylvania Fund
	Six Months Ended 3/31/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,081	$172,250	84,885	$662,412
Investment of dividends	23,060	180,262	48,763	379,872
Exchanged from associated funds	—	—	34,056	266,383
Investment of gain distributions	—	—	14,355	111,796
Total	45,141	352,512	182,059	1,420,463
Cost of shares repurchased	(217,437)	(1,699,762)	(353,244)	(2,757,303)
Exchanged into associated funds	(25,515)	(199,728)	(11,115)	(86,803)
Total	(242,952)	(1,899,490)	(364,359)	(2,844,106)
Decrease	(197,811)	$(1,546,978)	(182,300)	$(1,423,643)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	674	$5,260	1,063	$8,290
Investment of dividends	513	4,003	1,445	11,228
Exchanged from associated funds	—	—	2,679	20,948
Investment of gain distributions	—	—	589	4,578
Total	1,187	9,263	5,776	45,044
Cost of shares repurchased	(28,295)	(221,039)	(16,117)	(126,247)
Exchanged into associated funds	—	—	(4,656)	(36,453)
Total	(28,295)	(221,039)	(20,773)	(162,700)
Decrease	(27,108)	$(211,776)	(14,997)	$(117,656)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	1,035	$8,095
Investment of dividends	99	$768	268	2,086
Investment of gain distributions	—	—	312	2,422
Total	99	768	1,615	12,603
Cost of shares repurchased	—	—	(4,712)	(35,999)
Total	—	—	(4,712)	(35,999)
Increase (decrease)	99	$768	(3,097)	$(23,396)

Notes to Financial Statements (unaudited)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. or Seligman Pennsylvania Municipal Fund Series).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Fund

CLASS A
	Six Months		Year Ended September 30,
Per Share Data:	Ended 3/31/07		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.60		$6.62	$6.65	$6.59	$6.74	$6.63
Income from Investment Operations:
Net investment income	0.14		0.28	0.26	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.01		(0.02)	0.04	0.06	(0.12)	0.13
Total from Investment Operations	0.15		0.26	0.30	0.34	0.16	0.42
Less Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.26)	(0.27)	(0.28)	(0.29)
Distributions from net realized capital gain	—		—	(0.07)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.13)		(0.28)	(0.33)	(0.28)	(0.31)	(0.31)
Net Asset Value, End of Period	$6.62		$6.60	$6.62	$6.65	$6.59	$6.74

Total Return	2.35%		3.99%	4.63%	5.30%	2.48%	6.50%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$29,643		$30,079	$31,432	$34,315	$38,798	$51,011
Ratio of expenses to average net assets	0.85	%†	0.90%	0.92%	0.90%	0.88%	0.84%
Ratio of net investment income to average net assets	4.22	%†	4.26%	3.97%	4.20%	4.24%	4.41%
Portfolio turnover rate	3.28%		—	1.47%	—	4.43%	11.72%
Without management fee waiver:*
Ratio of expenses to average net assets	0.95	%†	1.00%	1.02%	1.00%	0.98%	0.94%
Ratio of net investment income to average net assets	4.12	%†	4.16%	3.87%	4.10%	4.14%	4.31%

See footnotes on page 36.

Financial Highlights (unaudited)

California High-Yield Fund (continued)

CLASS C
	Six Months		Year Ended September 30,
Per Share Data:	Ended 3/31/07		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.61		$6.63	$6.66	$6.60	$6.75	$6.64
Income from Investment Operations:
Net investment income	0.11		0.22	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.01		(0.02)	0.04	0.06	(0.12)	0.13
Total from Investment Operations	0.12		0.20	0.24	0.28	0.10	0.36
Less Distributions:
Dividends from net investment income	(0.10)		(0.22)	(0.20)	(0.21)	(0.22)	(0.23)
Distributions from net realized capital gain	—		—	(0.07)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.10)		(0.22)	(0.27)	(0.22)	(0.25)	(0.25)
Net Asset Value, End of Period	$6.63		$6.61	$6.63	$6.66	$6.60	$6.75

Total Return	1.89%		3.06%	3.69%	4.35%	1.56%	5.57%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,695		$2,649	$2,475	$2,964	$3,482	$3,457
Ratio of expenses to average net assets	1.75	%†	1.80%	1.82%	1.80%	1.78%	1.74%
Ratio of net investment income to average net assets	3.32	%†	3.35%	3.07%	3.30%	3.34%	3.51%
Portfolio turnover rate	3.28%		—	1.47%	—	4.43%	11.72%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85	%†	1.90%	1.92%	1.90%	1.88%	1.84%
Ratio of net investment income to average net assets	3.22	%†	3.25%	2.97%	3.20%	3.24%	3.41%

CLASS D
	Six Months		Year Ended September 30,
Per Share Data:	Ended 3/31/07		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.61		$6.63	$6.66	$6.60	$6.75	$6.64
Income from Investment Operations:
Net investment income	0.11		0.22	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.01		(0.02)	0.04	0.06	(0.12)	0.13
Total from Investment Operations	0.12		0.20	0.24	0.28	0.10	0.36
Less Distributions:
Dividends from net investment income	(0.10)		(0.22)	(0.20)	(0.21)	(0.22)	(0.23)
Distributions from net realized capital gain	—		—	(0.07)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.10)		(0.22)	(0.27)	(0.22)	(0.25)	(0.25)
Net Asset Value, End of Period	$6.63		$6.61	$6.63	$6.66	$6.60	$6.75

Total Return	1.89%		3.06%	3.69%	4.35%	1.56%	5.57%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,883		$3,056	$2,988	$2,519	$4,832	$5,419
Ratio of expenses to average net assets	1.75	%†	1.80%	1.82%	1.80%	1.78%	1.74%
Ratio of net investment income to average net assets	3.32	%†	3.35%	3.07%	3.30%	3.34%	3.51%
Portfolio turnover rate	3.28%		—	1.47%	—	4.43%	11.72%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85	%†	1.90%	1.92%	1.90%	1.88%	1.84%
Ratio of net investment income to average net assets	3.22	%†	3.25%	2.97%	3.20%	3.24%	3.41%

See footnotes on page 36.

Financial Highlights (unaudited)

California Quality Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.69	$6.79	$6.89	$6.88	$7.04	$6.90
Income from Investment Operations:
Net investment income	0.14	0.28	0.28	0.28	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	(0.07)	(0.02)	—	(0.16)	0.20
Total from Investment Operations	0.09	0.21	0.26	0.28	0.11	0.49
Less Distributions:
Dividends from net investment income	(0.14)	(0.28)	(0.27)	(0.27)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.09)	—	—	(0.06)
Total Distributions	(0.15)	(0.31)	(0.36)	(0.27)	(0.27)	(0.35)
Net Asset Value, End of Period	$6.63	$6.69	$6.79	$6.89	$6.88	$7.04

Total Return	1.35%	3.14%	3.90%	4.23%	1.63%	7.29%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$40,797	$42,495	$47,186	$51,395	$61,566	$74,713
Ratio of expenses to average net assets	0.90%†	0.94%	0.94%	0.93%	0.93%	0.87%
Ratio of net investment income to average net assets	4.20%†	4.19%	4.04%	4.06%	3.96%	4.23%
Portfolio turnover rate	4.46%	—	—	0.86%	1.43%	6.40%

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.66	$6.76	$6.87	$6.85	$7.01	$6.88
Income from Investment Operations:
Net investment income	0.11	0.22	0.21	0.22	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.05)	(0.07)	(0.02)	0.01	(0.16)	0.18
Total from Investment Operations	0.06	0.15	0.19	0.23	0.05	0.41
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.21)	(0.21)	(0.21)	(0.22)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.09)	—	—	(0.06)
Total Distributions	(0.12)	(0.25)	(0.30)	(0.21)	(0.21)	(0.28)
Net Asset Value, End of Period	$6.60	$6.66	$6.76	$6.87	$6.85	$7.01

Total Return	0.90%	2.23%	2.84%	3.46%	0.72%	6.20%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,720	$1,921	$3,259	$4,783	$5,772	$5,067
Ratio of expenses to average net assets	1.80%†	1.84%	1.84%	1.83%	1.83%	1.77%
Ratio of net investment income to average net assets	3.30%†	3.29%	3.13%	3.16%	3.06%	3.33%
Portfolio turnover rate	4.46%	—	—	0.86%	1.43%	6.40%

See footnotes on page 36.

Financial Highlights (unaudited)

California Quality Fund (continued)

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.66	$6.76	$6.87	$6.85	$7.01	$6.88
Income from Investment Operations:
Net investment income	0.11	0.22	0.21	0.22	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.05)	(0.07)	(0.02)	0.01	(0.16)	0.18
Total from Investment Operations	0.06	0.15	0.19	0.23	0.05	0.41
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.21)	(0.21)	(0.21)	(0.22)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.09)	—	—	(0.06)
Total Distributions	(0.12)	(0.25)	(0.30)	(0.21)	(0.21)	(0.28)
Net Asset Value, End of Period	$6.60	$6.66	$6.76	$6.87	$6.85	$7.01

Total Return	0.90%	2.23%	2.84%	3.46%	0.72%	6.20%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$935	$1,037	$1,022	$1,306	$1,512	$1,956
Ratio of expenses to average net assets	1.80%†	1.84%	1.84%	1.83%	1.83%	1.77%
Ratio of net investment income to average net assets	3.30%†	3.29%	3.13%	3.16%	3.06%	3.33%
Portfolio turnover rate	4.46%	—	—	0.86%	1.43%	6.40%

Florida Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.77	$7.92	$8.00	$8.08	$8.08	$7.88
Income from Investment Operations:
Net investment income	0.17	0.33	0.33	0.32	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.06)	(0.11)	(0.08)	(0.06)	0.01	0.20
Total from Investment Operations	0.11	0.22	0.25	0.26	0.33	0.54
Less Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.32)	(0.32)	(0.32)	(0.34)
Distributions from net realized capital gain	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)	—
Total Distributions	(0.17)	(0.37)	(0.33)	(0.34)	(0.33)	(0.34)
Net Asset Value, End of Period	$7.71	$7.77	$7.92	$8.00	$8.08	$8.08

Total Return	1.47%	2.86%	3.17%	3.26%	4.16%	7.08%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$23,700	$25,750	$29,298	$32,470	$34,131	$37,513
Ratio of expenses to average net assets	0.98%†	1.00%	0.98%	0.99%	1.00%	0.94%
Ratio of net investment income to average net assets	4.30%†	4.20%	4.11%	4.05%	3.98%	4.37%
Portfolio turnover rate	13.69%	5.12%	—	—	12.51%	10.19%
Without management fee waiver:*
Ratio of expenses to average net assets	1.13%†	1.15%	1.13%	1.14%	1.15%	1.09%
Ratio of net investment income to average net assets	4.15%†	4.05%	3.96%	3.90%	3.83%	4.22%

See footnotes on page 36.

Financial Highlights (unaudited)

Florida Fund (continued)

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.79	$7.93	$8.02	$8.09	$8.10	$7.90
Income from Investment Operations:
Net investment income	0.14	0.27	0.27	0.26	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.09)	(0.05)	—	0.19
Total from Investment Operations	0.07	0.18	0.18	0.21	0.26	0.48
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)	—
Total Distributions	(0.14)	(0.32)	(0.27)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$7.72	$7.79	$7.93	$8.02	$8.09	$8.10
Total Return	0.96%	2.22%	2.27%	2.61%	3.24%	6.26%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,667	$3,171	$3,907	$4,683	$4,686	$3,839
Ratio of expenses to average net assets	1.73%†	1.75%	1.73%	1.74%	1.75%	1.69%
Ratio of net investment income to average net assets	3.55%†	3.45%	3.36%	3.30%	3.23%	3.62%
Portfolio turnover rate	13.69%	5.12%	—	—	12.51%	10.19%
Without management fee waiver:*
Ratio of expenses to average net assets	1.88%†	1.90%	1.88%	1.89%	1.90%	1.84%
Ratio of net investment income to average net assets	3.40%†	3.30%	3.21%	3.15%	3.08%	3.47%

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.79	$7.93	$8.02	$8.10	$8.10	$7.90
Income from Investment Operations:
Net investment income	0.14	0.27	0.27	0.26	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.09)	(0.06)	0.01	0.19
Total from Investment Operations	0.07	0.18	0.18	0.20	0.27	0.48
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)	—
Total Distributions	(0.14)	(0.32)	(0.27)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$7.72	$7.79	$7.93	$8.02	$8.10	$8.10
Total Return	0.96%	2.22%	2.27%	2.48%	3.37%	6.26%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,213	$1,164	$1,176	$1,351	$1,567	$1,904
Ratio of expenses to average net assets	1.73%†	1.75%	1.73%	1.74%	1.75%	1.69%
Ratio of net investment income to average net assets	3.55%†	3.45%	3.36%	3.30%	3.23%	3.62%
Portfolio turnover rate	13.69%	5.12%	—	—	12.51%	10.19%
Without management fee waiver:*
Ratio of expenses to average net assets	1.88%†	1.90%	1.88%	1.89%	1.90%	1.84%
Ratio of net investment income to average net assets	3.40%†	3.30%	3.21%	3.15%	3.08%	3.47%

See footnotes on page 36.

Financial Highlights (unaudited)

North Carolina Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.86	$7.94	$8.05	$8.14	$8.19	$7.89
Income from Investment Operations:
Net investment income	0.14	0.27	0.29	0.29	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.05)	(0.02)	(0.10)	(0.07)	(0.01)	0.31
Total from Investment Operations	0.09	0.25	0.19	0.22	0.28	0.63
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.28)	(0.28)	(0.29)	(0.32)
Distributions from net realized capital gain	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.20)	(0.33)	(0.30)	(0.31)	(0.33)	(0.33)
Net Asset Value, End of Period	$7.75	$7.86	$7.94	$8.05	$8.14	$8.19
Total Return	1.16%	3.14%	2.45%	2.82%	3.51%	8.21%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,160	$15,471	$16,781	$19,856	$22,778	$25,386
Ratio of expenses to average net assets	1.26%†	1.28%	1.24%	1.19%	1.19%	1.11%
Ratio of net investment income to average net assets	3.45%†	3.51%	3.60%	3.55%	3.65%	4.11%
Portfolio turnover rate	0.12%	29.32%	—	7.93%	10.00%	7.96%

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.86	$7.94	$8.04	$8.13	$8.18	$7.88
Income from Investment Operations:
Net investment income	0.11	0.22	0.23	0.22	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.06)	(0.03)	(0.09)	(0.06)	(0.01)	0.30
Total from Investment Operations	0.05	0.19	0.14	0.16	0.22	0.57
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.22)	(0.22)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.17)	(0.27)	(0.24)	(0.25)	(0.27)	(0.27)
Net Asset Value, End of Period	$7.74	$7.86	$7.94	$8.04	$8.13	$8.18
Total Return	0.65%	2.37%	1.82%	2.06%	2.74%	7.41%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,123	$1,142	$1,414	$3,012	$2,778	$2,962
Ratio of expenses to average net assets	2.01%†	2.03%	1.99%	1.94%	1.94%	1.86%
Ratio of net investment income to average net assets	2.70%†	2.76%	2.85%	2.80%	2.90%	3.36%
Portfolio turnover rate	0.12%	29.32%	—	7.93%	10.00%	7.96%

See footnotes on page 36.

Financial Highlights (unaudited)

North Carolina Fund (continued)

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.85	$7.93	$8.04	$8.13	$8.18	$7.88
Income from Investment Operations:
Net investment income	0.11	0.22	0.23	0.22	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.05)	(0.03)	(0.10)	(0.06)	(0.01)	0.30
Total from Investment Operations	0.06	0.19	0.13	0.16	0.22	0.57
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.22)	(0.22)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.17)	(0.27)	(0.24)	(0.25)	(0.27)	(0.27)
Net Asset Value, End of Period	$7.74	$7.85	$7.93	$8.04	$8.13	$8.18
Total Return	0.78%	2.37%	1.69%	2.06%	2.74%	7.41%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$488	$517	$532	$706	$824	$941
Ratio of expenses to average net assets	2.01%†	2.03%	1.99%	1.94%	1.94%	1.86%
Ratio of net investment income to average net assets	2.70%†	2.76%	2.85%	2.80%	2.90%	3.36%
Portfolio turnover rate	0.12%	29.32%	—	7.93%	10.00%	7.96%

New Jersey Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.37	$7.49	$7.54	$7.60	$7.65	$7.44
Income from Investment Operations:
Net investment income	0.15	0.30	0.30	0.29	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.04)	(0.08)	(0.04)	(0.05)	(0.04)	0.22
Total from Investment Operations	0.11	0.22	0.26	0.24	0.25	0.53
Less Distributions:
Dividends from net investment income	(0.15)	(0.30)	(0.30)	(0.29)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.17)	(0.34)	(0.31)	(0.30)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.31	$7.37	$7.49	$7.54	$7.60	$7.65
Total Return	1.46%	2.99%	3.40%	3.28%	3.34%	7.29%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$31,380	$32,449	$35,209	$43,324	$46,610	$49,274
Ratio of expenses to average net assets	1.15%†	1.15%	1.20%	1.13%	1.13%	1.04%
Ratio of net investment income to average net assets	4.07%†	4.03%	3.95%	3.91%	3.82%	4.23%
Portfolio turnover rate	—	4.39%	2.53%	—	4.39%	13.02%

See footnotes on page 36.

Financial Highlights (unaudited)

New Jersey Fund (continued)

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.47	$7.59	$7.64	$7.69	$7.74	$7.52
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.24	0.23	0.26
Net realized and unrealized gain (loss) on investments	(0.04)	(0.08)	(0.04)	(0.04)	(0.04)	0.23
Total from Investment Operations	0.08	0.16	0.20	0.20	0.19	0.49
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.14)	(0.28)	(0.25)	(0.25)	(0.24)	(0.27)
Net Asset Value, End of Period	$7.41	$7.47	$7.59	$7.64	$7.69	$7.74
Total Return	1.05%	2.17%	2.57%	2.58%	2.52%	6.54%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,527	$3,289	$3,453	$3,659	$5,271	$5,096
Ratio of expenses to average net assets	1.90%†	1.91%	1.96%	1.90%	1.90%	1.84%
Ratio of net investment income to average net assets	3.32%†	3.28%	3.19%	3.14%	3.05%	3.44%
Portfolio turnover rate	—	4.39%	2.53%	—	4.39%	13.02%

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.47	$7.59	$7.64	$7.69	$7.74	$7.52
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.24	0.23	0.26
Net realized and unrealized gain (loss) on investments	(0.04)	(0.08)	(0.04)	(0.04)	(0.04)	0.23
Total from Investment Operations	0.08	0.16	0.20	0.20	0.19	0.49
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.14)	(0.28)	(0.25)	(0.25)	(0.24)	(0.27)
Net Asset Value, End of Period	$7.41	$7.47	$7.59	$7.64	$7.69	$7.74
Total Return	1.05%	2.17%	2.57%	2.58%	2.52%	6.54%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$827	$864	$920	$1,002	$1,299	$1,366
Ratio of expenses to average net assets	1.90%†	1.91%	1.96%	1.90%	1.90%	1.84%
Ratio of net investment income to average net assets	3.32%†	3.28%	3.19%	3.14%	3.05%	3.44%
Portfolio turnover rate	—	4.39%	2.53%	—	4.39%	13.02%

See footnotes on page 36.

Financial Highlights (unaudited)

Pennsylvania Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.84	$7.93	$8.03	$8.09	$8.26	$7.92
Income from Investment Operations:
Net investment income	0.14	0.27	0.28	0.27	0.27	0.33
Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	(0.10)	(0.05)	(0.08)	0.34
Total from Investment Operations	0.08	0.23	0.18	0.22	0.19	0.67
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.27)	(0.27)	(0.27)	(0.32)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.01)	(0.09)	(0.01)
Total Distributions	(0.13)	(0.32)	(0.28)	(0.28)	(0.36)	(0.33)
Net Asset Value, End of Period	$7.79	$7.84	$7.93	$8.03	$8.09	$8.26
Total Return	0.97%	3.02%	2.34%	2.72%	2.37%	8.75%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,248	$16,906	$18,548	$19,721	$22,354	$23,493
Ratio of expenses to average net assets	1.29%†	1.43%	1.48%	1.36%	1.30%	1.25%
Ratio of net investment income to average net assets	3.45%†	3.45%	3.54%	3.32%	3.38%	4.11%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%	16.73%

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.82	$7.91	$8.01	$8.07	$8.24	$7.91
Income from Investment Operations:
Net investment income	0.10	0.21	0.22	0.21	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	(0.10)	(0.05)	(0.08)	0.33
Total from Investment Operations	0.04	0.17	0.12	0.16	0.13	0.60
Less Distributions:
Dividends from net investment income	(0.10)	(0.20)	(0.21)	(0.21)	(0.21)	(0.26)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.01)	(0.09)	(0.01)
Total Distributions	(0.10)	(0.26)	(0.22)	(0.22)	(0.30)	(0.27)
Net Asset Value, End of Period	$7.76	$7.82	$7.91	$8.01	$8.07	$8.24
Total Return	0.47%	2.26%	1.58%	1.96%	1.60%	7.79%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$569	$785	$913	$1,100	$1,133	$1,029
Ratio of expenses to average net assets	2.05%†	2.18%	2.23%	2.11%	2.05%	2.00%
Ratio of net investment income to average net assets	2.69%†	2.70%	2.79%	2.57%	2.63%	3.36%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%	16.73%

See footnotes on page 36.

Financial Highlights (unaudited)

Pennsylvania Fund (continued)

CLASS D

	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/07	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.82	$7.91	$8.01	$8.07	$8.24	$7.91
Income from Investment Operations:
Net investment income	0.11	0.21	0.22	0.21	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.07)	(0.04)	(0.10)	(0.05)	(0.08)	0.33
Total from Investment Operations	0.04	0.17	0.12	0.16	0.13	0.60
Less Distributions:
Dividends from net investment income	(0.10)	(0.20)	(0.21)	(0.21)	(0.21)	(0.26)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.01)	(0.09)	(0.01)
Total Distributions	(0.10)	(0.26)	(0.22)	(0.22)	(0.30)	(0.27)
Net Asset Value, End of Period	$7.76	$7.82	$7.91	$8.01	$8.07	$8.24
Total Return	0.47%	2.26%	1.58%	1.96%	1.60%	7.79%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$458	$460	$490	$556	$624	$690
Ratio of expenses to average net assets	2.05%†	2.18%	2.23%	2.11%	2.05%	2.00%
Ratio of net investment income to average net assets	2.69%†	2.70%	2.79%	2.57%	2.63%	3.36%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%	16.73%

†	Annualized.

*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Fund and Florida Fund (Note 3).

See Notes to Financial Statements.

Matters Relating to the Directors’/Trustees’ Consideration of the Continuance of the Management Agreements

In the discussion below, the term “Fund” refers to Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series and the term “Series” refers to Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series and the California High-Yield Fund, the California Quality Fund, the Florida Fund, and the North Carolina Fund of Seligman Municipal Series Trust. References to the “directors” includes the directors of Seligman New Jersey Municipal Fund, Inc., the trustees of Seligman Pennsylvania Municipal Fund Series, and the trustees of Seligman Municipal Series Trust.

The directors of the Funds unanimously approved the continuance of the applicable Management Agreement between each Fund (and each Series) and the Manager, at a meeting held on November 15, 2006.

Prior to their approval of the continuance of the Management Agreements, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuance of the Management Agreements with the Manager and with experienced counsel who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors may have attributed different weights to the various factors. The directors determined that the selection of the Manager to manage the Funds (and each Series), and the overall arrangements between each Fund (and each Series) and the Manager as provided in the Management Agreements, including the management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided by the Manager

The directors considered the scope and quality of services provided by the Manager. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Funds (and each Series). They also noted the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager. At prior meetings, the directors had also considered the Manager’s selection of brokers and dealers for portfolio transactions. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Funds’ other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each Fund (and each Series) under the Management Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the directors’ special counsel also addressed, among other matters: the action brought in September 2005 by the Manager and its president against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the funds in the Seligman Group of Funds to the Manager; and the action brought in September 2006 by the Attorney General against the Manager, Seligman Data Corp., the president of the Manager and Seligman Advisors, Inc. (“Seligman Advisors”) relating to market timing and also claiming that the fees charged by the Manager are excessive. The directors also noted the indication in September 2005 by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters referred to above, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Funds (and each Series).

Costs of Services Provided and Profitability to the Manager

The directors reviewed information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability

Matters Relating to the Directors’/Trustees’ Consideration of the Continuance of the Management Agreements

data for the Series. The directors reviewed with the Manager’s chief financial officer the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The directors considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in certain accounts, and that the Funds’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Series. The directors concluded that the fall-out benefits realized by the Manager from its relationship with each relevant Series was appropriate.

Investment Results

In addition to the information received by the directors for the meeting, the directors receive detailed performance information for each Series at each regular Board meeting during the year. At the meeting, the directors reviewed performance information covering a wide range of periods, including the first nine months of the calendar year, the preceding six calendar years and annualized rolling one-, three-, five-, and 10-year periods ending September 30, 2006. For each of those periods the directors reviewed information comparing each Series to other funds in its Lipper category, and for most of the periods they also reviewed the performance of each Series to a group of competitor funds selected by the Manager. The directors also reviewed information about portfolio turnover rates of the Fund compared to other investment companies with similar investment objectives.

The Manager explained that the comparative performance of several of the Series had been adversely affected in recent periods by the Manager’s decision to defensively position their portfolios in anticipation of rising interest rates, which did not rise as the Manager had anticipated. The Manager also stated that the average quality of certain of the Series’ holdings was higher than that of some of the funds in the relevant average and peer group, and that certain Series had a relatively high expense ratio, both factors that also adversely affected comparative performance. The Manager stated that it continued to seek ways to enhance its investment capabilities with a view to improving those Series’ relative investment performance.

The following factors specific to individual Series also were noted and considered by the directors in deciding to approve the continuation of the Management Agreements:

California High-Yield Series. The directors compared the California High-Yield Series’ performance to the Lipper California Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. They noted that the Series’ results were above or close to the Lipper median for the three-, five- and 10-year periods, and had varyingly exceeded or underperformed the Series’ other benchmarks for the periods shown. Based upon their review, the directors concluded that the California High-Yield Series’ relative investment performance over time had been satisfactory.

California Quality Series. The directors compared the California Quality Series’ performance to the Lipper California Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above the Lipper median for the 10-year period presented, but were below its benchmarks by varying degrees for most of the more recent periods shown. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the California Quality Series.

Florida Series. The directors compared the Florida Series’ performance to the Lipper Florida Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. They noted that the Series ranked above the Lipper median in the 10-year period, but the Series’ performance was below its benchmarks for the more recent periods. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the Florida Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Series.

New Jersey Fund. The directors compared the New Jersey Fund’s performance to the Lipper New Jersey Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Fund’s Lipper ranking was above the median for the 10-year period, but that its results were generally below its benchmarks in the more recent

Matters Relating to the Directors’/Trustees’ Consideration of the Continuance of the Management Agreements

periods shown, other than in 2000. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the New Jersey Fund’s results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Fund

North Carolina Series. The directors compared the North Carolina Series’ performance to the Lipper North Carolina Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Series ranked above the Lipper median for the 10-year period, and were varyingly above or below its benchmarks in the more recent periods shown. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the North Carolina Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Series.

Pennsylvania Fund. The directors compared the Pennsylvania Fund’s performance to the Lipper Pennsylvania Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Pennsylvania Fund’s Lipper ranking was well above the median for the 10-year period, but that its results were generally below its benchmarks for the more recent periods. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the Pennsylvania Fund’s results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Fund.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Series to the Manager. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in fees paid by other funds. The peer group for each Series consisted of all funds in its Lipper category. The directors noted that each Series management fee rate was less than or equal to both the average and the median for its peer group.

The directors also reviewed each Fund’s total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in its peer group. The directors noted that the expense ratios for the California High-Yield Series, California Quality Series and Florida Series were somewhat above the median and average. The Manager explained that the high expense ratios of certain Series were principally a function of their small sizes. The directors concluded that the expense ratio of each of these Funds was satisfactory.

The comparative information showed that the New Jersey Fund’s expense ratio was significantly higher than the peer group median and average and the highest in its peer group. The Manager explained that the New Jersey Fund’s small size contributed to its relatively high expense ratio. All but two of the peer group funds were larger than the New Jersey Fund. On the basis of this review, the directors concluded that the New Jersey Fund’s expense ratio was acceptable.

The comparative information showed that the North Carolina Series’ expense ratio was significantly higher than the peer group median and average and the highest in its peer group. The Manager explained that the North Carolina Series’ small size contributed to its relatively high expense ratio. All of these peer funds were larger than the North Carolina Series. On the basis of this review, the directors concluded that the North Carolina Series expense ratio was acceptable.

The comparative information showed that the Pennsylvania Fund’s expense ratio was significantly higher than the peer group median and average and the highest in its peer group, and would have been the highest even if other peer group funds had not benefited from reimbursements by their advisers. The Manager explained that the Pennsylvania Fund’s small size contributed to its relatively high expense ratio, and that only one fund of the funds in the peer group was smaller than the Pennsylvania Fund. The Manager also explained that the Pennsylvania Fund was organized as a Pennsylvania trust and has no other series, as a result of which the Pennsylvania Fund was unable to allocate certain expenses over multiple series as could most of the other Municipal Funds. On the basis of this review, the directors concluded that the Pennsylvania Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series’, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. The directors noted that the management fee for each Series was at or below that of the applicable Lipper mean and median and that each Series’ small size made it unlikely that it would benefit from breakpoints in the near future. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable.

Board of Directors/Trustees

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation

•	Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.

•	Director, Seligman Data Corp.

•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.

•	Director, Vibration Control Technologies, LLC

•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.

•	Director and Chairman, Highland Park Michigan Economic Development Corp.

•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.

•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated

•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.

•	Chairman, Seligman Data Corp.

Member:	1	Audit Committee

	2	Director/Trustee Nominating Committee

	3	Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Moles
Chairman	Vice President

Brian T. Zino	Thomas G. Rose
President and Chief Executive Officer	Vice President

Eileen A. Comerford	Lawrence P. Vogel
Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.[1] In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.[1]

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.[1] Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest/ Capital Stock of each fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series, which contains information about the investment objectives, risks, charges and expenses of the Funds, each of which should be considered carefully before investing or sending money.	TEB3 3/07

ITEM 2.

CODE OF ETHICS.

Not applicable.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a)(1)

Not applicable.

(a)(2)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)

Not applicable.

(b)

Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2007

By:	/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	June 4, 2007

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)(1)

Not applicable.

(a)(2)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)

Certification of chief executive officer and chief financial officer as required by

Rule 30a-2(b) of the Investment Company Act of 1940.